Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Variable Trust
Entity Central Index Key	0001064046
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000010427
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$89	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 89
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. The industry that detracted the most was consumer finance. The holdings that contributed the most to performance were Citigroup, Inc., Bank of New York Mellon Corp., and State Street Corp. Those that detracted the most were Capital One Financial Corp., NU Holdings Limited/Cayman Islands — Class A, and HDFC Bank Ltd. ADR.

Line Graph [Table Text Block]
Table Summary
	Banking Fund	S&P 500 Index	S&P 500 Financials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,933	$11,790	$13,537
6/30/18	$14,976	$13,484	$14,843
6/30/19	$14,176	$14,889	$15,780
6/30/20	$10,860	$16,006	$13,583
6/30/21	$18,324	$22,536	$21,972
6/30/22	$15,577	$20,144	$19,186
6/30/23	$13,492	$24,091	$21,009
6/30/24	$16,988	$30,006	$26,095
6/30/25	$21,878	$34,556	$33,778
6/30/26	$27,912	$42,271	$35,148

AssetsNet	$ 6,749,470
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$6,749,470 Total Number of Portfolio Holdings79 Portfolio Turnover Rate28%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	3.9%
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.8%
Capital One Financial Corp.	3.7%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
NU Holdings Limited/Cayman Islands — Class A	2.8%
Truist Financial Corp.	2.4%
Total	33.9%

Material Fund Change [Text Block]
C000010428
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 87
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were specialty chemicals, steel, and diversified metals & mining. Those that detracted the most were gold, precious metals & minerals, and silver. The holdings that contributed the most to performance were Linde plc, Nucor Corp. and Freeport-McMoRan, Inc. Those that detracted the most were Sibanye Stillwater Limited Sponsored ADR, Equinox Gold Corp., and TMC the metals co, Inc.

Line Graph [Table Text Block]
Table Summary
	Basic Materials Fund	S&P 500 Index	S&P 500 Materials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,655	$11,790	$11,859
6/30/18	$12,789	$13,484	$13,033
6/30/19	$12,581	$14,889	$13,450
6/30/20	$11,966	$16,006	$13,301
6/30/21	$18,462	$22,536	$19,754
6/30/22	$16,508	$20,144	$18,031
6/30/23	$18,234	$24,091	$20,756
6/30/24	$19,123	$30,006	$22,560
6/30/25	$20,509	$34,556	$22,980
6/30/26	$26,595	$42,271	$26,825

AssetsNet	$ 9,469,770
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,469,770 Total Number of Portfolio Holdings105 Portfolio Turnover Rate79%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.6%
Forest Products & Paper	1.2%
Biotechnology	2.1%
Iron & Steel	7.4%
Packaging & Containers	8.5%
Building Materials	9.8%
Chemicals	28.7%
Mining	38.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Linde plc	4.2%
Newmont Corp.	2.6%
Sherwin-Williams Co.	2.5%
Freeport-McMoRan, Inc.	2.4%
Ecolab, Inc.	2.3%
Air Products and Chemicals, Inc.	2.2%
Corteva, Inc.	2.1%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.7%
Anglogold Ashanti plc	1.6%
Total	23.3%

Material Fund Change [Text Block]
C000010380
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$92	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 92
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. No industries detracted from performance. The holdings that contributed the most to performance were Revolution Medicines, Inc., Moderna, Inc., and Twist Bioscience Corp. Those that detracted the most were Insmed Inc., Alnylam Pharmaceuticals, Inc, and Regeneron Pharmaceuticals, Inc.

Line Graph [Table Text Block]
Table Summary
	Biotechnology Fund	S&P 500 Index	S&P 500 Health Care Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,425	$11,790	$11,247
6/30/18	$13,786	$13,484	$12,046
6/30/19	$13,736	$14,889	$13,611
6/30/20	$16,388	$16,006	$15,094
6/30/21	$19,708	$22,536	$19,309
6/30/22	$14,932	$20,144	$19,959
6/30/23	$15,648	$24,091	$21,032
6/30/24	$17,336	$30,006	$23,488
6/30/25	$16,379	$34,556	$22,102
6/30/26	$25,781	$42,271	$26,500

AssetsNet	$ 13,437,610
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$13,437,610 Total Number of Portfolio Holdings74 Portfolio Turnover Rate244%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Healthcare-Services	1.1%
Healthcare-Products	5.2%
Pharmaceuticals	20.4%
Biotechnology	73.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
AbbVie, Inc.	8.2%
Amgen, Inc.	5.1%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.3%
Regeneron Pharmaceuticals, Inc.	2.9%
Revolution Medicines, Inc.	2.5%
Alnylam Pharmaceuticals, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.2%
Moderna, Inc.	2.2%
Biogen, Inc.	2.1%
Total	36.4%

Material Fund Change [Text Block]
C000010381
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 87
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were soft drinks & non-alcoholic beverages, tobacco, and food distributors. Those that detracted the most were packaged foods & meats and personal care products. The holdings that contributed the most to performance were Altria Group, Inc., Coca-Cola Co., and Phillip Morris International, Inc. Those that detracted the most were Estee Lauder Companies Inc. - Class A, ODDITY Tech Ltd. - Class A, and McCormick & Company, Inc.

Line Graph [Table Text Block]
Table Summary
	Consumer Products Fund	S&P 500 Index	S&P 500 Consumer Staples Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,022	$11,790	$10,306
6/30/18	$9,883	$13,484	$9,901
6/30/19	$10,466	$14,889	$11,524
6/30/20	$10,489	$16,006	$11,942
6/30/21	$13,044	$22,536	$14,723
6/30/22	$12,869	$20,144	$15,702
6/30/23	$13,409	$24,091	$16,739
6/30/24	$13,238	$30,006	$18,104
6/30/25	$13,850	$34,556	$20,306
6/30/26	$13,860	$42,271	$21,421

AssetsNet	$ 4,652,651
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$4,652,651 Total Number of Portfolio Holdings71 Portfolio Turnover Rate81%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	0.5%
Internet	1.1%
Retail	2.5%
Household Products & Housewares	5.9%
Agriculture	15.6%
Cosmetics & Personal Care	16.4%
Beverages	27.3%
Food	30.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Procter & Gamble Co.	5.5%
Coca-Cola Co.	5.5%
Philip Morris International, Inc.	5.1%
PepsiCo, Inc.	3.9%
Altria Group, Inc.	3.9%
Colgate-Palmolive Co.	3.1%
Monster Beverage Corp.	3.0%
Mondelez International, Inc. — Class A	2.9%
Keurig Dr Pepper, Inc.	2.4%
Sysco Corp.	2.3%
Total	37.6%

Material Fund Change [Text Block]
C000010382
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$123	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 123
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were Micron Technology, Inc., Intel Corp., and Advanced Micro Devices, Inc. Those that detracted the most were Canadian Solar, Inc., First Solar, Inc., and AXT, Inc.

Line Graph [Table Text Block]
Table Summary
	Electronics Fund	S&P 500 Index	S&P 500 Information Technology Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,747	$11,790	$13,389
6/30/18	$16,689	$13,484	$17,580
6/30/19	$17,944	$14,889	$20,100
6/30/20	$24,458	$16,006	$27,315
6/30/21	$41,354	$22,536	$38,897
6/30/22	$32,264	$20,144	$33,621
6/30/23	$45,991	$24,091	$47,158
6/30/24	$65,020	$30,006	$66,859
6/30/25	$64,489	$34,556	$76,955
6/30/26	$161,392	$42,271	$105,800

AssetsNet	$ 50,298,737
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$50,298,737 Total Number of Portfolio Holdings69 Portfolio Turnover Rate46%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.3%
Computers	0.4%
Chemicals	0.8%
Miscellaneous Manufacturing	1.0%
Telecommunications	1.1%
Energy-Alternate Sources	2.7%
Semiconductors	93.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	11.8%
Broadcom, Inc.	7.1%
Micron Technology, Inc.	6.7%
Advanced Micro Devices, Inc.	5.7%
Applied Materials, Inc.	4.6%
Intel Corp.	4.4%
Lam Research Corp.	4.2%
KLA Corp.	3.7%
Texas Instruments, Inc.	2.8%
Marvell Technology, Inc.	2.8%
Total	53.8%

Material Fund Change [Text Block]
C000010383
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$93	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 93
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage and transportation, oil & gas exploration & production, and integrated oil & gas. Those that detracted the most were semiconductors and electrical components & equipment. The holdings that contributed the most to performance were Exxon Mobil Corp., Valero Energy Corp., and Marathon Petroleum Corp. Those that detracted the most were Expand Energy Corp., First Solar, Inc., and Sunrun, Inc.

Line Graph [Table Text Block]
Table Summary
	Energy Fund	S&P 500 Index	S&P 500 Energy Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,323	$11,790	$9,586
6/30/18	$11,539	$13,484	$11,598
6/30/19	$8,792	$14,889	$10,062
6/30/20	$5,135	$16,006	$6,431
6/30/21	$8,271	$22,536	$9,606
6/30/22	$10,356	$20,144	$13,447
6/30/23	$11,936	$24,091	$15,970
6/30/24	$13,520	$30,006	$18,501
6/30/25	$12,498	$34,556	$17,769
6/30/26	$16,757	$42,271	$22,929

AssetsNet	$ 9,072,871
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,072,871 Total Number of Portfolio Holdings87 Portfolio Turnover Rate223%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.2%
Coal	0.9%
Master Limited Partnerships	0.9%
Energy-Alternate Sources	4.0%
Mining	5.1%
Oil & Gas Services	9.3%
Pipelines	19.0%
Oil & Gas	58.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Exxon Mobil Corp.	6.4%
Chevron Corp.	4.8%
ConocoPhillips	3.0%
Williams Companies, Inc.	2.7%
Valero Energy Corp.	2.5%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Phillips 66	2.3%
Kinder Morgan, Inc.	2.3%
SLB Ltd.	2.2%
Total	30.9%

Material Fund Change [Text Block]
C000010384
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$98	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 98
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas equipment services and oil & gas drilling. There were no industries that detracted from performance. The holdings that contributed the most to performance were SLB Ltd, Baker Hughes Co. - Class A, and Kodiak Gas Services, Inc. No industries detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Energy Services Fund	S&P 500 Index	S&P 500 Energy Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,457	$11,790	$9,586
6/30/18	$9,116	$13,484	$11,598
6/30/19	$5,568	$14,889	$10,062
6/30/20	$2,431	$16,006	$6,431
6/30/21	$4,290	$22,536	$9,606
6/30/22	$4,219	$20,144	$13,447
6/30/23	$5,052	$24,091	$15,970
6/30/24	$5,836	$30,006	$18,501
6/30/25	$4,188	$34,556	$17,769
6/30/26	$7,006	$42,271	$22,929

AssetsNet	$ 7,819,868
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$7,819,868 Total Number of Portfolio Holdings32 Portfolio Turnover Rate232%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Machinery-Diversified	2.8%
Metal Fabricate & Hardware	3.0%
Oil & Gas	22.5%
Oil & Gas Services	71.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
SLB Ltd.	11.5%
Baker Hughes Co. — Class A	10.4%
Halliburton Co.	7.0%
Kodiak Gas Services, Inc.	4.3%
Archrock, Inc.	4.2%
TechnipFMC plc	4.1%
NOV, Inc.	3.6%
Solaris Energy Infrastructure, Inc. — Class A	3.6%
Weatherford International plc	3.2%
Transocean Ltd.	3.1%
Total	55.0%

Material Fund Change [Text Block]
C000010385
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 84
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and investment banking & brokerage. Those that detracted the most were financial exchanges & data, transaction & payment processing, and asset management & custody banks. The holdings that contributed the most to performance were Interactive Brokers Group, Inc. - Class A, Citigroup, Inc., and Morgan Stanley. Those that detracted the most were Coinbase Global, Inc. - Class A, S&P Global, Inc., and Blackstone, Inc.

Line Graph [Table Text Block]
Table Summary
	Financial Services Fund	S&P 500 Index	S&P 500 Financials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,240	$11,790	$13,537
6/30/18	$13,099	$13,484	$14,843
6/30/19	$13,848	$14,889	$15,780
6/30/20	$12,181	$16,006	$13,583
6/30/21	$18,533	$22,536	$21,972
6/30/22	$16,211	$20,144	$19,186
6/30/23	$16,678	$24,091	$21,009
6/30/24	$19,869	$30,006	$26,095
6/30/25	$24,905	$34,556	$33,778
6/30/26	$25,716	$42,271	$35,148

AssetsNet	$ 9,452,180
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	916.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,452,180 Total Number of Portfolio Holdings159 Portfolio Turnover Rate916%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	1.9%
Software	1.8%
Private Equity	2.9%
Commercial Services	6.5%
REITS	16.3%
Insurance	17.2%
Diversified Financial Services	23.7%
Banks	29.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.3%
JPMorgan Chase & Co.	3.0%
Visa, Inc. — Class A	2.6%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.6%
Morgan Stanley	1.5%
Citigroup, Inc.	1.5%
American Express Co.	1.3%
Total	20.5%

Material Fund Change [Text Block]
C000010386
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 87
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and managed health care. Those that detracted the most were health care equipment, health care technology, and health care facilities. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Johnson & Johnson, and Revolution Medicines, Inc. Those that detracted the most were Boston Scientific Corp., Intuitive Surgical, Inc., and Abbott Laboratories.

Line Graph [Table Text Block]
Table Summary
	Health Care Fund	S&P 500 Index	S&P 500 Health Care Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,508	$11,790	$11,247
6/30/18	$12,639	$13,484	$12,046
6/30/19	$13,545	$14,889	$13,611
6/30/20	$15,044	$16,006	$15,094
6/30/21	$19,627	$22,536	$19,309
6/30/22	$17,384	$20,144	$19,959
6/30/23	$18,604	$24,091	$21,032
6/30/24	$20,012	$30,006	$23,488
6/30/25	$19,226	$34,556	$22,102
6/30/26	$23,165	$42,271	$26,500

AssetsNet	$ 10,533,341
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	411.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$10,533,341 Total Number of Portfolio Holdings134 Portfolio Turnover Rate411%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Internet	0.4%
Electronics	0.7%
Software	1.0%
Healthcare-Services	15.2%
Biotechnology	23.8%
Healthcare-Products	24.7%
Pharmaceuticals	33.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Eli Lilly & Co.	4.3%
Johnson & Johnson	3.4%
AbbVie, Inc.	3.0%
UnitedHealth Group, Inc.	2.7%
Merck & Company, Inc.	2.4%
Thermo Fisher Scientific, Inc.	1.9%
Amgen, Inc.	1.9%
Abbott Laboratories	1.7%
Gilead Sciences, Inc.	1.7%
Vertex Pharmaceuticals, Inc.	1.6%
Total	24.6%

Material Fund Change [Text Block]
C000010387
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 84
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment and internet services & infrastructure. Those that detracted the most were application software, real estate services, and interactive media & services. The holdings that contributed the most to performance were Cisco Systems, Inc., Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Salesforce, Inc., Adobe, Inc., and Meta Platforms, Inc. - Class A.

Line Graph [Table Text Block]
Table Summary
	Internet Fund	S&P 500 Index	S&P 500 Information Technology Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,113	$11,790	$13,389
6/30/18	$17,213	$13,484	$17,580
6/30/19	$17,622	$14,889	$20,100
6/30/20	$22,060	$16,006	$27,315
6/30/21	$31,662	$22,536	$38,897
6/30/22	$15,766	$20,144	$33,621
6/30/23	$19,709	$24,091	$47,158
6/30/24	$23,677	$30,006	$66,859
6/30/25	$30,585	$34,556	$76,955
6/30/26	$32,751	$42,271	$105,800

AssetsNet	$ 5,595,625
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$5,595,625 Total Number of Portfolio Holdings86 Portfolio Turnover Rate55%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	1.8%
Real Estate	0.6%
Electronics	0.6%
Commercial Services	1.5%
Computers	3.0%
Telecommunications	14.2%
Software	24.7%
Internet	52.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	4.4%
Cisco Systems, Inc.	4.0%
Netflix, Inc.	3.3%
Arista Networks, Inc.	2.8%
Uber Technologies, Inc.	2.5%
Booking Holdings, Inc.	2.4%
Salesforce, Inc.	2.2%
Datadog, Inc. — Class A	2.0%
Total	37.4%

Material Fund Change [Text Block]
C000010388
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$83	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 83
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, restaurants, and hotels resorts & cruise lines. Those that detracted the most were casinos & gaming, movies & entertainment, and cable & satellite. The holdings that contributed the most to performance were Altria Group, Inc., Philip Morris International, Inc., and Starbucks Corp. Those that detracted the most were Netflix, Inc., Flutter Entertainment plc, and Trip.com Group Ltd. ADR.

Line Graph [Table Text Block]
Table Summary
	Leisure Fund	S&P 500 Index	S&P 500 Consumer Discretionary Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,023	$11,790	$11,690
6/30/18	$12,735	$13,484	$14,443
6/30/19	$13,411	$14,889	$15,912
6/30/20	$12,423	$16,006	$17,915
6/30/21	$19,391	$22,536	$24,559
6/30/22	$12,246	$20,144	$18,617
6/30/23	$14,920	$24,091	$23,220
6/30/24	$15,844	$30,006	$26,258
6/30/25	$20,007	$34,556	$31,090
6/30/26	$18,956	$42,271	$34,032

AssetsNet	$ 2,980,422
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$2,980,422 Total Number of Portfolio Holdings95 Portfolio Turnover Rate45%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	14.4%
Agriculture	7.8%
Leisure Time	8.6%
Lodging	8.8%
Entertainment	9.6%
Media	13.4%
Internet	17.8%
Retail	19.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Philip Morris International, Inc.	4.1%
Netflix, Inc.	4.0%
McDonald's Corp.	3.3%
Walt Disney Co.	3.1%
Booking Holdings, Inc.	3.0%
Altria Group, Inc.	2.7%
Starbucks Corp.	2.6%
Airbnb, Inc. — Class A	2.3%
Comcast Corp. — Class A	2.3%
DoorDash, Inc. — Class A	2.3%
Total	29.7%

Material Fund Change [Text Block]
C000010412
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$76	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 76
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industry that contributed the most to performance was copper. The industry that detracted the most from performance was gold. The holdings that contributed the most to performance were Freeport-McMoRan, Inc., SSR Mining, Inc., and Silvercorp Metals, Inc. The holdings that detracted the most from performance were Gold Fields Ltd. ADR, Sibanye Stillwater Ltd. ADR, and Barrick Mining Corp.

Line Graph [Table Text Block]
Table Summary
	Precious Metals Fund	S&P 500 Index	S&P 500 Materials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,077	$11,790	$11,859
6/30/18	$7,865	$13,484	$13,033
6/30/19	$8,383	$14,889	$13,450
6/30/20	$12,820	$16,006	$13,301
6/30/21	$13,735	$22,536	$19,754
6/30/22	$10,515	$20,144	$18,031
6/30/23	$11,504	$24,091	$20,756
6/30/24	$13,075	$30,006	$22,560
6/30/25	$19,187	$34,556	$22,980
6/30/26	$29,099	$42,271	$26,825

AssetsNet	$ 35,893,332
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	370.00%
Additional Fund Statistics Significance or Limits [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$35,893,332 Total Number of Portfolio Holdings41 Portfolio Turnover Rate370%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Mining	99.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Newmont Corp.	7.7%
Freeport-McMoRan, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.9%
Barrick Mining Corp.	5.9%
Wheaton Precious Metals Corp.	5.6%
Franco-Nevada Corp.	4.5%
Anglogold Ashanti plc	4.3%
Gold Fields Ltd. ADR	4.1%
Kinross Gold Corp.	4.0%
Pan American Silver Corp.	3.3%
Total	53.5%

Material Fund Change [Text Block]
C000010395
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$88	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 88
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were retail REITS, health care REITs, and data center REITs. Those that detracted the most were real estate services and telecom tower REITs. The holdings that contributed the most to performance were Equinix, Inc., Welltower, Inc., and Iron Mountain, Inc. Those that detracted the most were CoStar Group, Inc., Zillow Group, Inc. - Class C, and CBRE Group, Inc. - Class A.

Line Graph [Table Text Block]
Table Summary
	Real Estate Fund	S&P 500 Index	MSCI U.S. REIT Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,215	$11,790	$9,818
6/30/18	$10,556	$13,484	$10,168
6/30/19	$11,248	$14,889	$11,293
6/30/20	$9,831	$16,006	$9,840
6/30/21	$13,560	$22,536	$13,585
6/30/22	$11,955	$20,144	$12,713
6/30/23	$11,353	$24,091	$12,702
6/30/24	$11,828	$30,006	$13,667
6/30/25	$12,775	$34,556	$14,886
6/30/26	$14,537	$42,271	$18,034

AssetsNet	$ 3,601,462
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	1334.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$3,601,462 Total Number of Portfolio Holdings96 Portfolio Turnover Rate1,334%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	22.6%
REITs-Shopping Centers	6.9%
Real Estate Management/Services	7.4%
REITs-Storage	7.4%
REITs-Warehouse/Industries	9.4%
REITs-Apartments	10.9%
REITs-Health Care	13.8%
REITs-Diversified	21.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Welltower, Inc.	4.1%
Prologis, Inc.	3.4%
Equinix, Inc.	3.2%
Simon Property Group, Inc.	2.7%
American Tower Corp.	2.6%
Digital Realty Trust, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
Ventas, Inc.	2.1%
CBRE Group, Inc. — Class A	2.0%
Total	27.2%

Material Fund Change [Text Block]
C000010389
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$83	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 83
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were consumer staples merchandise retail, home furnishing retail, and apparel retail. Those that detracted the most were broadline retail, other specialty retail, and distributors. The holdings that contributed the most to performance were Target Corp., eBay, Inc., and Ross Stores, Inc. Those that detracted the most were PDD Holdings, Inc. ADR, Alibaba Group Holding Ltd. ADR, and Tractor Supply Co.

Line Graph [Table Text Block]
Table Summary
	Retailing Fund	S&P 500 Index	S&P 500 Consumer Discretionary Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,378	$11,790	$11,690
6/30/18	$12,853	$13,484	$14,443
6/30/19	$13,054	$14,889	$15,912
6/30/20	$15,251	$16,006	$17,915
6/30/21	$23,042	$22,536	$24,559
6/30/22	$15,354	$20,144	$18,617
6/30/23	$17,917	$24,091	$23,220
6/30/24	$20,641	$30,006	$26,258
6/30/25	$23,208	$34,556	$31,090
6/30/26	$24,119	$42,271	$34,032

AssetsNet	$ 2,200,136
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$2,200,136 Total Number of Portfolio Holdings63 Portfolio Turnover Rate29%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Commercial Services	0.8%
Software	1.3%
Distribution & Wholesale	1.9%
Internet	27.8%
Retail	66.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Amazon.com, Inc.	10.2%
Walmart, Inc.	5.0%
Home Depot, Inc.	4.4%
Costco Wholesale Corp.	4.2%
Lowe's Companies, Inc.	3.9%
TJX Companies, Inc.	3.4%
O'Reilly Automotive, Inc.	3.1%
Carvana Co. — Class A	2.8%
Ross Stores, Inc.	2.7%
Target Corp.	2.6%
Total	42.3%

Material Fund Change [Text Block]
C000010391
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$98	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 98
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductors materials & equipment. Those that detracted the most were application software, IT consulting & other services, and systems software. The holdings that contributed the most to performance were Micron Technology, Inc., Sandisk Corp., and Intel Corp. Those that detracted the most were Microsoft Corp., Intuit, Inc., and Palantir Technologies, Inc. - Class A.

Line Graph [Table Text Block]
Table Summary
	Technology Fund	S&P 500 Index	S&P 500 Information Technology Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,044	$11,790	$13,389
6/30/18	$16,433	$13,484	$17,580
6/30/19	$18,447	$14,889	$20,100
6/30/20	$23,204	$16,006	$27,315
6/30/21	$34,765	$22,536	$38,897
6/30/22	$24,416	$20,144	$33,621
6/30/23	$31,398	$24,091	$47,158
6/30/24	$40,982	$30,006	$66,859
6/30/25	$47,851	$34,556	$76,955
6/30/26	$72,498	$42,271	$105,800

AssetsNet	$ 34,161,399
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$34,161,399 Total Number of Portfolio Holdings148 Portfolio Turnover Rate89%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.2%
Investment Companies	1.9%
Electronics	4.6%
Telecommunications	5.5%
Internet	13.7%
Computers	17.7%
Software	21.8%
Semiconductors	32.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	4.8%
Alphabet, Inc. — Class A	4.7%
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Advanced Micro Devices, Inc.	2.4%
Sandisk Corp.	2.0%
Applied Materials, Inc.	1.9%
Total	32.3%

Material Fund Change [Text Block]
C000010392
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$96	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 96
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and movies & entertainment. The industries that detracted the most from performance were cable & satellite and application software. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Cisco Systems, Inc., and Ciena Corp. Those that detracted the most were T-Mobile US, Inc., Charter Communications, Inc.- Class A, and AT&T, Inc.

Line Graph [Table Text Block]
Table Summary
	Telecommunications Fund	S&P 500 Index	S&P 500 Telecommunications Services Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,959	$11,790	$8,434
6/30/18	$11,671	$13,484	$8,110
6/30/19	$12,179	$14,889	$8,674
6/30/20	$12,136	$16,006	$8,234
6/30/21	$15,188	$22,536	$8,564
6/30/22	$11,780	$20,144	$7,864
6/30/23	$11,250	$24,091	$6,155
6/30/24	$11,422	$30,006	$7,229
6/30/25	$14,965	$34,556	$9,228
6/30/26	$22,478	$42,271	$7,389

AssetsNet	$ 6,475,887
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$6,475,887 Total Number of Portfolio Holdings52 Portfolio Turnover Rate155%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	0.2%
Software	0.7%
Aerospace & Defense	1.1%
Electronics	1.9%
Computers	5.7%
Internet	5.9%
Media	9.9%
Telecommunications	74.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Cisco Systems, Inc.	8.9%
Arista Networks, Inc.	6.1%
Verizon Communications, Inc.	5.3%
Ciena Corp.	5.2%
AT&T, Inc.	5.0%
Lumentum Holdings, Inc.	4.7%
Comcast Corp. — Class A	4.5%
Motorola Solutions, Inc.	4.2%
T-Mobile US, Inc.	3.9%
AST SpaceMobile, Inc. — Class A	3.2%
Total	51.0%

Material Fund Change [Text Block]
C000010393
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$89	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 89
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were cargo ground transportation, passenger airlines, and rail transportation. Those that detracted the most were automobile manufacturers, passenger ground transportation and tires & rubber. The holdings that contributed the most to performance were Garrett Motion Inc., FedEx Corp., and Delta Air Lines, Inc. Those that detracted the most were Tesla, Inc, Stellantis N.V., and Uber Technologies, Inc.

Line Graph [Table Text Block]
Table Summary
	Transportation Fund	S&P 500 Index	S&P 500 Industrials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,184	$11,790	$12,227
6/30/18	$14,069	$13,484	$12,880
6/30/19	$13,459	$14,889	$14,223
6/30/20	$13,287	$16,006	$12,940
6/30/21	$23,141	$22,536	$19,596
6/30/22	$17,430	$20,144	$16,967
6/30/23	$20,247	$24,091	$21,237
6/30/24	$18,490	$30,006	$24,534
6/30/25	$19,653	$34,556	$30,149
6/30/26	$25,107	$42,271	$38,377

AssetsNet	$ 2,849,055
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	473.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$2,849,055 Total Number of Portfolio Holdings80 Portfolio Turnover Rate473%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	1.1%
Aerospace & Defense	0.7%
Leisure Time	1.0%
Internet	6.1%
Auto Parts & Equipment	12.8%
Airlines	13.1%
Auto Manufacturers	25.5%
Transportation	39.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Tesla, Inc.	12.2%
Union Pacific Corp.	4.1%
Uber Technologies, Inc.	3.9%
United Parcel Service, Inc. — Class B	3.0%
CSX Corp.	3.0%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Delta Air Lines, Inc.	2.6%
FedEx Corp.	2.5%
Ford Motor Co.	2.3%
Total	38.9%

Material Fund Change [Text Block]
C000010394
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 87
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi utilities, and water utilities. No industries detracted from performance. The holdings that contributed the most to performance were Entergy Corp., American Electric Power Company, Inc., and NextEra Energy, Inc. Those that detracted the most were Constellation Energy Corp., Oklo Inc. - Class A, and NRG Energy, Inc.

Line Graph [Table Text Block]
Table Summary
	Utilities Fund	S&P 500 Index	S&P 500 Utilities Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,138	$11,790	$10,247
6/30/18	$10,622	$13,484	$10,597
6/30/19	$12,229	$14,889	$12,614
6/30/20	$11,069	$16,006	$12,347
6/30/21	$12,604	$22,536	$14,294
6/30/22	$13,939	$20,144	$16,338
6/30/23	$13,403	$24,091	$15,737
6/30/24	$14,123	$30,006	$16,968
6/30/25	$17,395	$34,556	$20,939
6/30/26	$19,832	$42,271	$23,915

AssetsNet	$ 9,236,096
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,236,096 Total Number of Portfolio Holdings53 Portfolio Turnover Rate448%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Water	3.9%
Gas	7.0%
Electric	88.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NextEra Energy, Inc.	5.4%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
American Electric Power Company, Inc.	3.5%
Constellation Energy Corp.	3.5%
Dominion Energy, Inc.	3.1%
Sempra	3.1%
Entergy Corp.	3.0%
Vistra Corp.	2.9%
Xcel Energy, Inc.	2.8%
Total	35.3%

Material Fund Change [Text Block]
C000010422
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$96	1.80%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 96
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and financials. Those that detracted the most were information technology, consumer discretionary, and communication services. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and UnitedHealth Group, Inc. Those that detracted the most were Microsoft Corp., Salesforce, Inc., and McDonald's Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Dow 2x Strategy Fund	S&P 500 Index	Dow Jones Industrial Average
6/30/16	$10,000	$10,000	$10,000
6/30/17	$14,483	$11,790	$12,212
6/30/18	$18,543	$13,484	$14,203
6/30/19	$21,571	$14,889	$15,936
6/30/20	$17,829	$16,006	$15,850
6/30/21	$31,914	$22,536	$21,610
6/30/22	$24,797	$20,144	$19,654
6/30/23	$29,574	$24,091	$22,450
6/30/24	$36,458	$30,006	$26,047
6/30/25	$43,177	$34,556	$29,881
6/30/26	$57,750	$42,271	$36,051

AssetsNet	$ 12,473,389
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$12,473,389 Total Number of Portfolio Holdings36 Portfolio Turnover Rate234%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	4.9%
Consumer, Cyclical	7.5%
Communications	7.8%
Technology	12.6%
Consumer, Non-cyclical	13.4%
Equity Futures Contracts Purchased	14.8%
Industrial	16.1%
Financial	22.7%
OTC Equity Index Swap Agreements	100.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Caterpillar, Inc.	10.3%
Goldman Sachs Group, Inc.	9.8%
UnitedHealth Group, Inc.	4.0%
Microsoft Corp.	3.6%
Amgen, Inc.	3.5%
Alphabet, Inc. — Class A	3.5%
Home Depot, Inc.	3.4%
Sherwin-Williams Co.	3.3%
Visa, Inc. — Class A	3.3%
American Express Co.	3.3%
Total	48.0%

Material Fund Change [Text Block]
C000010424
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$82	1.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 82
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and financials. Those that detracted the most were information technology, consumer discretionary, and communication services. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and UnitedHealth Group, Inc. Those that detracted the most were Microsoft Corp., Salesforce, Inc., and McDonald's Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Inverse Dow 2x Strategy Fund	S&P 500 Index	Dow Jones Industrial Average
6/30/16	$10,000	$10,000	$10,000
6/30/17	$6,626	$11,790	$12,212
6/30/18	$4,788	$13,484	$14,203
6/30/19	$3,705	$14,889	$15,936
6/30/20	$2,553	$16,006	$15,850
6/30/21	$1,280	$22,536	$21,610
6/30/22	$1,400	$20,144	$19,654
6/30/23	$1,094	$24,091	$22,450
6/30/24	$912	$30,006	$26,047
6/30/25	$732	$34,556	$29,881
6/30/26	$560	$42,271	$36,051

AssetsNet	$ 846,831
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$846,831 Total Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-199.9%

Material Fund Change [Text Block]
C000010396
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$95	1.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 95
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. The sector that detracted the most was communication services. The holdings that contributed the most to the return of the underlying index were Flex Ltd., Lumentum Holdings, Inc., and MKS, Inc. Those that detracted the most were Guidewire Software, Inc., DocuSign, Inc., and Kratos Defense & Security Solutions, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Mid-Cap 1.5x Strategy Fund	S&P 500 Index	S&P MidCap 400 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,651	$11,790	$11,857
6/30/18	$14,849	$13,484	$13,458
6/30/19	$14,522	$14,889	$13,641
6/30/20	$11,884	$16,006	$12,728
6/30/21	$21,897	$22,536	$19,503
6/30/22	$16,575	$20,144	$16,648
6/30/23	$19,991	$24,091	$19,580
6/30/24	$22,951	$30,006	$22,238
6/30/25	$24,058	$34,556	$23,912
6/30/26	$32,273	$42,271	$30,101

AssetsNet	$ 4,106,058
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$4,106,058 Total Number of Portfolio Holdings409 Portfolio Turnover Rate11%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	11.3%
Technology	8.2%
Consumer, Cyclical	9.2%
Consumer, Non-cyclical	10.5%
Financial	15.0%
Industrial	19.4%
OTC Equity Index Swap Agreements	76.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	3.9%
Guggenheim Ultra Short Income ETF	2.0%
Twilio, Inc. — Class A	0.6%
Carpenter Technology Corp.	0.6%
MKS, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
nVent Electric plc	0.6%
Entegris, Inc.	0.6%
ATI, Inc.	0.5%
Illumina, Inc.	0.5%
Total	10.5%

Material Fund Change [Text Block]
C000010414
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$76	1.65%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 76
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. The sector that detracted the most was communication services. The holdings that contributed the most to the return of the underlying index were Flex Ltd., Lumentum Holdings, Inc., and MKS Inc. Those that detracted the most were Guidewire Software, Inc., DocuSign, Inc., and Kratos Defense & Security Solutions, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Mid-Cap Strategy Fund	S&P 500 Index	S&P MidCap 400 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,412	$11,790	$11,857
6/30/18	$7,428	$13,484	$13,458
6/30/19	$7,268	$14,889	$13,641
6/30/20	$6,805	$16,006	$12,728
6/30/21	$4,250	$22,536	$19,503
6/30/22	$4,669	$20,144	$16,648
6/30/23	$4,026	$24,091	$19,580
6/30/24	$3,810	$30,006	$22,238
6/30/25	$3,654	$34,556	$23,912
6/30/26	$2,986	$42,271	$30,101

AssetsNet	$ 95,998
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$95,998 Total Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-102.3%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	25.9%
Guggenheim Ultra Short Income ETF	4.5%
Total	30.4%

Material Fund Change [Text Block]
C000010425
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$90	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 90
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, consumer staples, and materials. Those that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Palantir Technologies, Inc. - Class A, and Intuit, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® Fund	S&P 500 Index	NASDAQ-100 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,773	$11,790	$12,939
6/30/18	$15,864	$13,484	$16,304
6/30/19	$17,133	$14,889	$17,961
6/30/20	$22,206	$16,006	$24,028
6/30/21	$31,672	$22,536	$34,685
6/30/22	$24,582	$20,144	$27,617
6/30/23	$32,246	$24,091	$36,767
6/30/24	$41,562	$30,006	$48,080
6/30/25	$47,493	$34,556	$55,823
6/30/26	$62,725	$42,271	$75,018

AssetsNet	$ 146,079,394
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$146,079,394 Total Number of Portfolio Holdings111 Portfolio Turnover Rate87%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.0%
Consumer, Non-cyclical	5.6%
Consumer, Cyclical	8.4%
OTC Equity Index Swap Agreements	10.9%
Communications	19.2%
Technology	49.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Apple, Inc.	5.8%
Guggenheim Ultra Short Income ETF	5.0%
Micron Technology, Inc.	4.9%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.6%
Amazon.com, Inc.	3.5%
Tesla, Inc.	2.9%
Alphabet, Inc. — Class A	2.8%
Total	45.2%

Material Fund Change [Text Block]
C000010421
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$110	1.87%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 110
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, consumer staples, and materials. Those that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Palantir Technologies, Inc. - Class A, and Intuit, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® 2x Strategy Fund	S&P 500 Index	NASDAQ-100 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$16,119	$11,790	$12,939
6/30/18	$23,985	$13,484	$16,304
6/30/19	$26,456	$14,889	$17,961
6/30/20	$40,141	$16,006	$24,028
6/30/21	$77,765	$22,536	$34,685
6/30/22	$44,007	$20,144	$27,617
6/30/23	$68,642	$24,091	$36,767
6/30/24	$106,036	$30,006	$48,080
6/30/25	$124,394	$34,556	$55,823
6/30/26	$202,946	$42,271	$75,018

AssetsNet	$ 154,709,978
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$154,709,978 Total Number of Portfolio Holdings110 Portfolio Turnover Rate173%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	3.9%
Consumer, Non-cyclical	5.7%
Consumer, Cyclical	8.6%
Equity Futures Contracts Purchased	14.6%
Communications	19.6%
Technology	50.7%
OTC Equity Index Swap Agreements	97.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Micron Technology, Inc.	5.0%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.6%
Amazon.com, Inc.	3.6%
Tesla, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Intel Corp.	2.7%
Alphabet, Inc. — Class C	2.7%
Total	39.8%

Material Fund Change [Text Block]
C000010426
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$77	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 77
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, consumer staples, and materials. Those that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Palantir Technologies, Inc. - Class A, and Intuit, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® Strategy Fund	S&P 500 Index	NASDAQ-100 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$7,723	$11,790	$12,939
6/30/18	$6,057	$13,484	$16,304
6/30/19	$5,421	$14,889	$17,961
6/30/20	$3,659	$16,006	$24,028
6/30/21	$2,521	$22,536	$34,685
6/30/22	$2,896	$20,144	$27,617
6/30/23	$2,165	$24,091	$36,767
6/30/24	$1,778	$30,006	$48,080
6/30/25	$1,547	$34,556	$55,823
6/30/26	$1,176	$42,271	$75,018

AssetsNet	$ 902,247
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$902,247 Total Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-98.4%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	13.2%
Guggenheim Ultra Short Income ETF	3.9%
Total	17.1%

Material Fund Change [Text Block]
C000010397
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$100	1.74%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 100
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Bloom Energy Corp. - Class A, Credo Technology Group Holding Ltd., and Sterling Infrastructure, Inc. Those that detracted the most were Kratos Defense & Security Solutions, Inc., AeroVironment, Inc., and Verra Mobility Corp. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 1.5x Strategy Fund	S&P 500 Index	Russell 2000 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,644	$11,790	$12,460
6/30/18	$16,868	$13,484	$14,649
6/30/19	$15,350	$14,889	$14,164
6/30/20	$12,583	$16,006	$13,226
6/30/21	$25,182	$22,536	$21,429
6/30/22	$15,494	$20,144	$16,029
6/30/23	$17,413	$24,091	$18,002
6/30/24	$19,048	$30,006	$19,812
6/30/25	$19,908	$34,556	$21,334
6/30/26	$31,406	$42,271	$30,034

AssetsNet	$ 5,712,336
Holdings Count | Holding	1,981
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$5,712,336 Total Number of Portfolio Holdings1,981 Portfolio Turnover Rate8%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	16.0%
Exchange-Traded Funds	19.8%
Equity Futures Contracts Purchased	26.7%
OTC Equity Index Swap Agreements	87.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Vanguard Russell 2000 ETF	9.9%
iShares Russell 2000 Index ETF	9.9%
Guggenheim Ultra Short Income ETF	3.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Moog, Inc. — Class A	0.1%
Hut 8 Corp.	0.1%
Cytokinetics, Inc.	0.1%
Viasat, Inc.	0.1%
BrightSpring Health Services, Inc.	0.1%
MaxLinear, Inc.	0.1%
Total	26.4%

Material Fund Change [Text Block]
C000032290
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$115	1.92%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 115
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Bloom Energy Corp.- Class A, Credo Technology Group Holding Ltd., and Sterling Infrastructure, Inc. Those that detracted the most were Kratos Defense & Security Solutions, Inc., AeroVironment, Inc., and Verra Mobility Corp.- Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 2x Strategy Fund	S&P 500 Index	Russell 2000 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$14,755	$11,790	$12,460
6/30/18	$19,418	$13,484	$14,649
6/30/19	$16,819	$14,889	$14,164
6/30/20	$11,908	$16,006	$13,226
6/30/21	$29,354	$22,536	$21,429
6/30/22	$15,510	$20,144	$16,029
6/30/23	$17,352	$24,091	$18,002
6/30/24	$18,718	$30,006	$19,812
6/30/25	$18,850	$34,556	$21,334
6/30/26	$33,593	$42,271	$30,034

AssetsNet	$ 3,396,312
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$3,396,312 Total Number of Portfolio Holdings13 Portfolio Turnover Rate-%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Exchange-Traded Funds	16.5%
Equity Futures Contracts Purchased	26.9%
OTC Equity Index Swap Agreements	155.4%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026
Table Summary
Vanguard Russell 2000 ETF	8.3%
iShares Russell 2000 Index ETF	8.2%
Total	16.5%

Material Fund Change [Text Block]
C000010415
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$76	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 76
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Bloom Energy Corp. - Class A, Credo Technology Group Holding Ltd., and Sterling Infrastructure, Inc. Those that detracted the most were Kratos Defense & Security Solutions, Inc., AeroVironment, Inc., and Verra Mobility Corp. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Russell 2000® Strategy Fund	S&P 500 Index	Russell 2000 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$7,861	$11,790	$12,460
6/30/18	$6,655	$13,484	$14,649
6/30/19	$6,829	$14,889	$14,164
6/30/20	$6,238	$16,006	$13,226
6/30/21	$3,610	$22,536	$21,429
6/30/22	$4,440	$20,144	$16,029
6/30/23	$3,942	$24,091	$18,002
6/30/24	$3,779	$30,006	$19,812
6/30/25	$3,603	$34,556	$21,334
6/30/26	$2,601	$42,271	$30,034

AssetsNet	$ 136,328
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$136,328 Total Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-98.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	35.3%
Guggenheim Ultra Short Income ETF	4.2%
Total	39.5%

Material Fund Change [Text Block]
C000010401
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$86	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 86
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. Those that detracted the most were financials and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Meta Platforms Inc. - Class A, and Palantir Technologies Inc. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Nova Fund	S&P 500 Index
6/30/16	$10,000	$10,000
6/30/17	$12,576	$11,790
6/30/18	$14,938	$13,484
6/30/19	$16,600	$14,889
6/30/20	$17,105	$16,006
6/30/21	$27,898	$22,536
6/30/22	$22,557	$20,144
6/30/23	$27,941	$24,091
6/30/24	$36,950	$30,006
6/30/25	$43,009	$34,556
6/30/26	$55,471	$42,271

AssetsNet	$ 50,601,983
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$50,601,983 Total Number of Portfolio Holdings512 Portfolio Turnover Rate226%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	5.5%
Consumer, Cyclical	6.1%
Industrial	7.1%
Financial	10.5%
Consumer, Non-cyclical	10.6%
Communications	13.3%
Equity Futures Contracts Purchased	14.9%
Technology	28.8%
OTC Equity Index Swap Agreements	53.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Microsoft Corp.	3.5%
Guggenheim Ultra Short Income ETF	3.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc. — Class C	2.1%
Micron Technology, Inc.	1.7%
Total	34.1%

Material Fund Change [Text Block]
C000010420
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$97	1.80%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 97
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. Those that detracted the most were financials and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Meta Platforms, Inc. - Class A, and Palantir Technologies, Inc. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	S&P 500® 2x Strategy Fund	S&P 500 Index
6/30/16	$10,000	$10,000
6/30/17	$13,475	$11,790
6/30/18	$16,709	$13,484
6/30/19	$18,936	$14,889
6/30/20	$18,357	$16,006
6/30/21	$34,681	$22,536
6/30/22	$25,675	$20,144
6/30/23	$33,167	$24,091
6/30/24	$46,929	$30,006
6/30/25	$55,616	$34,556
6/30/26	$76,594	$42,271

AssetsNet	$ 128,034,830
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$128,034,830 Total Number of Portfolio Holdings513 Portfolio Turnover Rate34%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.0%
Consumer, Cyclical	6.7%
Industrial	7.7%
Financial	11.4%
Consumer, Non-cyclical	11.5%
Communications	14.5%
Equity Futures Contracts Purchased	20.9%
Technology	31.4%
OTC Equity Index Swap Agreements	89.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.2%
Alphabet, Inc. — Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc. — Class C	2.3%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc. — Class A	1.7%
Tesla, Inc.	1.6%
Total	32.4%

Material Fund Change [Text Block]
C000010423
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$81	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 81
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. Those that detracted the most were financials and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Meta Platforms, Inc. - Class A, and Palantir Technologies Inc. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® Strategy Fund	S&P 500 Index
6/30/16	$10,000	$10,000
6/30/17	$8,490	$11,790
6/30/18	$7,443	$13,484
6/30/19	$6,773	$14,889
6/30/20	$5,699	$16,006
6/30/21	$3,964	$22,536
6/30/22	$4,170	$20,144
6/30/23	$3,576	$24,091
6/30/24	$3,121	$30,006
6/30/25	$2,851	$34,556
6/30/26	$2,443	$42,271

AssetsNet	$ 1,951,342
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$1,951,342 Total Number of Portfolio Holdings10 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.0%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Guggenheim Ultra Short Income ETF	4.6%
Total	10.6%

Material Fund Change [Text Block]
C000010408
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$94	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 94
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer staples. The sectors that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Micron Technology, Inc., and Comfort Systems USA, Inc. Those that detracted the most were AppLovin Corp.- Class A, Palantir Technologies Inc.- Class A, and Insulet Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Growth Fund	S&P 500 Index	S&P 500 Pure Growth Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,534	$11,790	$11,735
6/30/18	$13,912	$13,484	$14,411
6/30/19	$14,396	$14,889	$15,164
6/30/20	$15,547	$16,006	$16,665
6/30/21	$21,801	$22,536	$23,805
6/30/22	$17,307	$20,144	$19,189
6/30/23	$17,913	$24,091	$20,189
6/30/24	$21,721	$30,006	$24,922
6/30/25	$26,430	$34,556	$30,843
6/30/26	$36,420	$42,271	$43,266

AssetsNet	$ 37,630,332
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$37,630,332 Total Number of Portfolio Holdings68 Portfolio Turnover Rate51%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	8.0%
Consumer, Non-cyclical	9.4%
Consumer, Cyclical	12.8%
Communications	15.0%
Industrial	18.5%
Technology	35.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Sandisk Corp.	10.4%
Micron Technology, Inc.	4.2%
Comfort Systems USA, Inc.	3.3%
KLA Corp.	3.1%
Advanced Micro Devices, Inc.	2.6%
Lam Research Corp.	2.4%
Ciena Corp.	2.3%
Crowdstrike Holdings, Inc. — Class A	2.2%
Vertiv Holdings Co. — Class A	2.1%
Monolithic Power Systems, Inc.	2.1%
Total	34.7%

Material Fund Change [Text Block]
C000010407
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 84
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, energy, and financials. The sector that detracted the most was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period Centene Corp., Humana, Inc., and Hewlett Packard Enterprise Co. Those that detracted the most were Charter Communications, Inc.- Class A, Molina Healthcare, Inc., and Paramount Skydance Corporation - Class B. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Value Fund	S&P 500 Index	S&P 500 Pure Value Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,720	$11,790	$11,934
6/30/18	$13,021	$13,484	$13,461
6/30/19	$13,033	$14,889	$13,702
6/30/20	$9,699	$16,006	$10,392
6/30/21	$15,713	$22,536	$17,168
6/30/22	$15,410	$20,144	$17,112
6/30/23	$16,096	$24,091	$18,209
6/30/24	$17,474	$30,006	$20,102
6/30/25	$19,860	$34,556	$23,239
6/30/26	$24,400	$42,271	$28,985

AssetsNet	$ 20,845,381
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$20,845,381 Total Number of Portfolio Holdings122 Portfolio Turnover Rate79%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.9%
Communications	5.2%
Industrial	6.2%
Basic Materials	8.3%
Energy	9.6%
Consumer, Cyclical	12.8%
Financial	20.4%
Consumer, Non-cyclical	30.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Centene Corp.	2.7%
Humana, Inc.	2.5%
Archer-Daniels-Midland Co.	2.2%
Bunge Global S.A.	2.2%
CVS Health Corp.	2.1%
Ford Motor Co.	2.0%
Dow, Inc.	1.8%
General Motors Co.	1.7%
Target Corp.	1.7%
Cigna Group	1.7%
Total	20.6%

Material Fund Change [Text Block]
C000010413
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$88	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 88
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and energy. Those that detracted the most from the return of the underlying index were consumer discretionary, materials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Sterling Infrastructure, Inc., Vicor Corp., and Carpenter Technology Corp. Those that detracted the most were Celsius Holdings, Inc., AeroVironment, Inc., and Planet Fitness, Inc. Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Growth Fund	S&P 500 Index	S&P MidCap 400 Pure Growth Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,419	$11,790	$11,608
6/30/18	$13,044	$13,484	$13,492
6/30/19	$11,934	$14,889	$12,544
6/30/20	$11,981	$16,006	$12,785
6/30/21	$17,811	$22,536	$19,358
6/30/22	$12,722	$20,144	$14,033
6/30/23	$15,146	$24,091	$17,010
6/30/24	$18,768	$30,006	$21,475
6/30/25	$18,580	$34,556	$21,632
6/30/26	$24,277	$42,271	$28,757

AssetsNet	$ 10,314,326
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	216.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$10,314,326 Total Number of Portfolio Holdings101 Portfolio Turnover Rate216%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	9.7%
Communications	5.0%
Basic Materials	6.0%
Consumer, Cyclical	8.5%
Technology	13.2%
Consumer, Non-cyclical	23.0%
Industrial	34.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Sterling Infrastructure, Inc.	3.0%
Carpenter Technology Corp.	2.5%
Vicor Corp.	2.5%
DigitalOcean Holdings, Inc.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.3%
TTM Technologies, Inc.	2.1%
MasTec, Inc.	2.1%
Woodward, Inc.	2.0%
TechnipFMC plc	1.9%
Rambus, Inc.	1.9%
Total	22.7%

Material Fund Change [Text Block]
C000010411
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 84
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, energy, and consumer discretionary. The sector that detracted the most was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Arrow Electronics, Inc., Avnet, Inc., and TD Synnex Corp. Those that detracted the most were Concentrix Corp., Whirlpool Corp., Coty, Inc.- Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Value Fund	S&P 500 Index	S&P MidCap 400 Pure Value Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,226	$11,790	$12,451
6/30/18	$13,611	$13,484	$14,099
6/30/19	$12,955	$14,889	$13,656
6/30/20	$9,927	$16,006	$10,619
6/30/21	$17,979	$22,536	$19,661
6/30/22	$16,415	$20,144	$18,247
6/30/23	$20,390	$24,091	$23,108
6/30/24	$22,041	$30,006	$25,431
6/30/25	$23,955	$34,556	$28,115
6/30/26	$28,445	$42,271	$33,973

AssetsNet	$ 7,325,892
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$7,325,892 Total Number of Portfolio Holdings99 Portfolio Turnover Rate117%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	3.2%
Basic Materials	5.1%
Consumer, Non-cyclical	7.2%
Energy	11.7%
Financial	22.2%
Industrial	23.9%
Consumer, Cyclical	26.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Arrow Electronics, Inc.	4.0%
Avnet, Inc.	4.0%
PBF Energy, Inc. — Class A	2.9%
TD SYNNEX Corp.	2.8%
HF Sinclair Corp.	2.5%
Lear Corp.	2.3%
Brighthouse Financial, Inc.	1.9%
Sirius XM Holdings, Inc.	1.8%
Park Hotels & Resorts, Inc. REIT	1.8%
Macy's, Inc.	1.7%
Total	25.7%

Material Fund Change [Text Block]
C000010410
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$92	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 92
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and financials. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ACM Research, Inc.- Class A, Powell Industries, Inc., and StoneX Group, Inc. Those that detracted the most were TransMedics Group, Inc., Vital Farms, Inc., and Artivion, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Growth Fund	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,352	$11,790	$12,591
6/30/18	$15,056	$13,484	$15,613
6/30/19	$13,106	$14,889	$13,852
6/30/20	$11,761	$16,006	$12,649
6/30/21	$18,828	$22,536	$20,666
6/30/22	$13,225	$20,144	$14,740
6/30/23	$14,665	$24,091	$16,634
6/30/24	$16,356	$30,006	$18,901
6/30/25	$17,338	$34,556	$20,382
6/30/26	$24,641	$42,271	$29,566

AssetsNet	$ 12,934,785
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$12,934,785 Total Number of Portfolio Holdings129 Portfolio Turnover Rate179%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.2%
Communications	7.4%
Consumer, Cyclical	8.3%
Technology	10.7%
Industrial	19.2%
Financial	20.9%
Consumer, Non-cyclical	31.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
ACM Research, Inc. — Class A	3.6%
Powell Industries, Inc.	2.0%
Argan, Inc.	2.0%
Dave, Inc.	1.8%
StoneX Group, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.5%
Sphere Entertainment Co.	1.5%
Clear Secure, Inc. — Class A	1.5%
Alignment Healthcare, Inc.	1.5%
Liquidia Corp.	1.4%
Total	18.4%

Material Fund Change [Text Block]
C000010409
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$89	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 89
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and industrials. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were Ichor Holdings, Ltd., Vishay Intertechnology, Inc., and Acadia Healthcare Company, Inc. Those that detracted the most were DXC Technology Co., Angi, Inc. - Class A, and Everforth, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Value Fund	S&P 500 Index	S&P SmallCap 600 Pure Value Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,538	$11,790	$11,725
6/30/18	$13,433	$13,484	$13,889
6/30/19	$10,887	$14,889	$11,450
6/30/20	$8,156	$16,006	$8,729
6/30/21	$16,230	$22,536	$17,771
6/30/22	$14,182	$20,144	$15,846
6/30/23	$15,881	$24,091	$18,116
6/30/24	$16,863	$30,006	$19,546
6/30/25	$17,783	$34,556	$20,989
6/30/26	$25,281	$42,271	$30,458

AssetsNet	$ 11,506,012
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$11,506,012 Total Number of Portfolio Holdings158 Portfolio Turnover Rate148%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	13.1%
Energy	6.8%
Financial	11.4%
Industrial	15.7%
Consumer, Non-cyclical	24.2%
Consumer, Cyclical	28.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Ichor Holdings Ltd.	3.0%
Acadia Healthcare Company, Inc.	1.8%
Newell Brands, Inc.	1.7%
Vestis Corp.	1.6%
Vishay Intertechnology, Inc.	1.6%
Edgewell Personal Care Co.	1.5%
ArcBest Corp.	1.5%
Molina Healthcare, Inc.	1.4%
MarineMax, Inc.	1.4%
Cracker Barrel Old Country Store, Inc.	1.3%
Total	16.8%

Material Fund Change [Text Block]
C000010390
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$66	1.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 66
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Long-term U.S. Treasury yields experienced some volatility throughout the reporting period but ultimately ended the period slightly higher compared to where they started. Long-term yields reached their highs in May 2026 due to inflation concerns related to the effects of a prolonged closure of the strait of Hormuz. At the end of the reporting period the market was pricing in over one 25 basis point (one basis point equals 0.01%) rate hike for the remainder of 2026.

Line Graph [Table Text Block]
Table Summary
	Government Long Bond 1.2x Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,776	$9,969	$9,121
6/30/18	$8,575	$9,929	$9,105
6/30/19	$9,697	$10,710	$10,277
6/30/20	$12,917	$11,646	$13,335
6/30/21	$10,728	$11,607	$11,502
6/30/22	$7,976	$10,413	$9,240
6/30/23	$6,874	$10,315	$8,345
6/30/24	$6,043	$10,587	$7,711
6/30/25	$5,855	$11,230	$7,714
6/30/26	$5,848	$11,656	$7,895

AssetsNet	$ 11,835,095
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	941.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$11,835,095 Total Number of Portfolio Holdings9 Portfolio Turnover Rate941%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
U.S. Government Securities	53.8%
Interest Rate Futures Contracts Purchased	66.4%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
U.S. Treasury Bonds 5.00% due 05/15/56	53.8%
Guggenheim Ultra Short Income ETF	2.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.6%
Total	57.7%

Material Fund Change [Text Block]
C000010404
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$286	5.72%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 286
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Long-term U.S. Treasury yields experienced some volatility throughout the reporting period but ultimately ended the period slightly higher compared to where they started. Long-term yields reached their highs in May 2026 due to inflation concerns related to the effects of a prolonged closure of the strait of Hormuz. At the end of the reporting period the market was pricing in over one 25 basis point (one basis point equals 0.01%) rate hike for the remainder of 2026.

Line Graph [Table Text Block]
Table Summary
	Inverse Government Long Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,893	$9,969	$9,121
6/30/18	$10,951	$9,929	$9,105
6/30/19	$9,885	$10,710	$10,277
6/30/20	$7,235	$11,646	$13,335
6/30/21	$8,119	$11,607	$11,502
6/30/22	$9,693	$10,413	$9,240
6/30/23	$10,942	$10,315	$8,345
6/30/24	$12,712	$10,587	$7,711
6/30/25	$13,518	$11,230	$7,714
6/30/26	$13,896	$11,656	$7,895

AssetsNet	$ 1,623,095
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	1882.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$1,623,095 Total Number of Portfolio Holdings12 Portfolio Turnover Rate1,882%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
U.S. Government Securities Sold Short	-87.2%
Interest Rate Futures Contracts Sold Short	-14.2%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	19.6%
Federal Farm Credit Bank 3.75% (SOFR + 0.13%, Rate Floor: 0.00%) due 08/12/26	15.4%
Guggenheim Ultra Short Income ETF	2.7%
Total	37.7%

Material Fund Change [Text Block]
C000046626
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$78	1.57%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 78
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

High yield generated positive returns for the Reporting Period. During the period, high yield markets experienced some volatility due to geopolitical events in the middle east. Markets rebounded from the initial concerns and generated positive absolute returns for the remainder of the reporting period. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contributions from Energy and Consumer Discretionary. On the ratings side, BB-rated holdings led contributions to the index returns.

Line Graph [Table Text Block]
Table Summary
	High Yield Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,777	$9,969	$11,270
6/30/18	$10,947	$9,929	$11,565
6/30/19	$12,092	$10,710	$12,430
6/30/20	$11,314	$11,646	$12,434
6/30/21	$12,672	$11,607	$14,345
6/30/22	$10,672	$10,413	$12,507
6/30/23	$11,681	$10,315	$13,640
6/30/24	$12,847	$10,587	$15,064
6/30/25	$14,243	$11,230	$16,613
6/30/26	$14,799	$11,656	$17,595

AssetsNet	$ 5,193,240
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$5,193,240 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	5.7%
Centrally Cleared Credit Default Swap Agreements Protection Sold	87.7%
Interest Rate Futures Contracts Purchased	96.8%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Ultra Short Income ETF	4.0%
iShares iBoxx $ High Yield Corporate Bond ETF	2.4%
State Street SPDR Bloomberg High Yield Bond ETF	2.3%
Total	19.8%

Material Fund Change [Text Block]
C000010418
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$85	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 85
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, financials and industrials. The sectors that detracted the most from performance were consumer discretionary and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V., HSBC Holdings plc, and ABB LTD. Those that detracted the most were SAP, LVMH Moet Hennessy Louis Vuitton SE, and EssilorLuxottica S.A. The fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Line Graph [Table Text Block]
Table Summary
	Europe 1.25x Strategy Fund	MSCI World ex U.S. Index	STOXX Europe 50 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,970	$11,949	$12,431
6/30/18	$12,032	$12,790	$12,701
6/30/19	$12,556	$12,955	$13,469
6/30/20	$11,484	$12,253	$12,865
6/30/21	$15,270	$16,370	$16,595
6/30/22	$12,715	$13,626	$14,580
6/30/23	$16,145	$15,999	$19,188
6/30/24	$18,168	$17,795	$22,044
6/30/25	$19,901	$21,124	$24,641
6/30/26	$24,263	$25,557	$30,260

AssetsNet	$ 1,891,015
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	378.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$1,891,015 Total Number of Portfolio Holdings56 Portfolio Turnover Rate378%
Holdings [Text Block]

Country CompositionFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
United States	62.1%
France	7.7%
United Kingdom	7.6%
Germany	5.9%
Netherlands	5.4%
Switzerland	3.6%
Spain	3.2%
Italy	2.1%
Others	2.4%
Total Investments	100.0%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	8.7%
Technology	5.3%
Industrial	7.6%
Financial	10.2%
Consumer, Non-cyclical	11.8%
Equity Futures Contracts Purchased	82.1%
Currency Futures Contracts Purchased	83.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.6%
ASML Holding N.V.	4.4%
Guggenheim Ultra Short Income ETF	4.1%
HSBC Holdings plc ADR	1.9%
Novartis AG ADR	1.7%
AstraZeneca plc	1.7%
Roche Holding AG ADR	1.6%
Nestle S.A. ADR	1.5%
Siemens AG ADR	1.3%
Shell plc ADR	1.2%
Total	29.0%

Material Fund Change [Text Block]
C000010419
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$105	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 105
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index were Tokyo Electron, Ltd., Advantest Corp., and Fast Retailing Co., Ltd. Those that detracted the most were Sony Group Corp., Konami Group Corp., and Nintendo Co., Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Line Graph [Table Text Block]
Table Summary
	Japan 2x Strategy Fund	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,445	$11,949	$12,862
6/30/18	$16,528	$12,790	$14,320
6/30/19	$15,340	$12,955	$13,659
6/30/20	$15,589	$12,253	$14,309
6/30/21	$23,774	$16,370	$18,485
6/30/22	$12,808	$13,626	$16,945
6/30/23	$16,885	$15,999	$21,308
6/30/24	$17,569	$17,795	$25,413
6/30/25	$20,505	$21,124	$25,994
6/30/26	$42,652	$25,557	$44,981

AssetsNet	$ 5,088,196
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$5,088,196 Total Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Equity Futures Contracts Purchased	198.4%
Currency Futures Contracts Purchased	199.1%

Material Fund Change [Text Block]
C000010402
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$105	2.04%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 105
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The components which positively contributed the most to the performance of the underlying index for the reporting period were euro, Japanese yen, and Canadian dollar. No components detracted from the performance of the underlying index. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Strengthening Dollar 2x Strategy Fund	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,965	$9,969	$9,968
6/30/18	$9,992	$9,929	$9,846
6/30/19	$10,726	$10,710	$10,019
6/30/20	$11,118	$11,646	$10,150
6/30/21	$9,869	$11,607	$9,625
6/30/22	$12,250	$10,413	$10,914
6/30/23	$12,287	$10,315	$10,726
6/30/24	$13,771	$10,587	$11,032
6/30/25	$12,061	$11,230	$10,089
6/30/26	$13,689	$11,656	$10,543

AssetsNet	$ 1,356,129
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$1,356,129 Total Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
OTC Currency Index Swap Agreements	49.8%
Currency Futures Contracts Purchased	148.8%

Material Fund Change [Text Block]
C000010400
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$99	2.05%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 99
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The components which positively contributed the most to the performance of the underlying index for the reporting period were euro, Japanese yen, and Canadian dollar. No components detracted from the performance of the underlying index. The fund maintained a daily correlation of over 97% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Weakening Dollar 2x Strategy Fund	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,841	$9,969	$9,968
6/30/18	$9,664	$9,929	$9,846
6/30/19	$8,976	$10,710	$10,019
6/30/20	$8,267	$11,646	$10,150
6/30/21	$8,959	$11,607	$9,625
6/30/22	$6,740	$10,413	$10,914
6/30/23	$6,741	$10,315	$10,726
6/30/24	$6,319	$10,587	$11,032
6/30/25	$7,424	$11,230	$10,089
6/30/26	$6,701	$11,656	$10,543

AssetsNet	$ 3,549,039
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$3,549,039 Total Number of Portfolio Holdings7 Portfolio Turnover Rate-%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Currency Futures Contracts Sold Short	-156.4%
OTC Currency Index Swap Agreements Sold Short	-43.4%

Material Fund Change [Text Block]
C000010403
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$91	1.65%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 91
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Line Graph [Table Text Block]
Table Summary
	Commodities Strategy Fund	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,028	$11,790	$9,098
6/30/18	$11,534	$13,484	$11,831
6/30/19	$9,952	$14,889	$10,471
6/30/20	$6,684	$16,006	$6,922
6/30/21	$10,460	$22,536	$10,893
6/30/22	$14,851	$20,144	$15,799
6/30/23	$12,460	$24,091	$13,553
6/30/24	$14,114	$30,006	$15,587
6/30/25	$13,917	$34,556	$15,627
6/30/26	$17,873	$42,271	$20,376

AssetsNet	$ 8,022,435
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics Significance or Limits [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$8,022,435 Total Number of Portfolio Holdings9 Portfolio Turnover Rate-%
Holdings [Text Block]	Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Commodity Futures Contracts Purchased	100.6%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	14.2%
Federal Farm Credit Bank 3.75% (SOFR + 0.13%, Rate Floor: 0.00%) due 08/12/26	5.9%
Guggenheim Ultra Short Income ETF	5.8%
Total	25.9%

Material Fund Change [Text Block]
C000069235
Shareholder Report [Line Items]
Fund Name	Global Managed Futures Strategy Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$103	2.03%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 103
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Line Graph [Table Text Block]
Table Summary
	Global Managed Futures Strategy Fund	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,326	$11,790	$10,049
6/30/18	$9,801	$13,484	$10,186
6/30/19	$9,819	$14,889	$10,421
6/30/20	$10,102	$16,006	$10,591
6/30/21	$10,814	$22,536	$10,601
6/30/22	$11,838	$20,144	$10,619
6/30/23	$11,921	$24,091	$11,000
6/30/24	$12,571	$30,006	$11,594
6/30/25	$11,563	$34,556	$12,137
6/30/26	$13,128	$42,271	$12,603

AssetsNet	$ 12,565,433
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$12,565,433 Total Number of Portfolio Holdings75 Portfolio Turnover Rate-%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	3.8%
Interest Rate Futures Contracts Sold Short	-137.1%
Commodity Futures Contracts Sold Short	-31.5%
Currency Futures Contracts Sold Short	-29.6%
Interest Rate Futures Contracts Purchased	16.0%
Equity Futures Contracts Purchased	34.5%
Commodity Futures Contracts Purchased	56.4%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	17.5%
Guggenheim Ultra Short Income ETF	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	19.0%

Material Fund Change [Text Block]
C000010416
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$71	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 71
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Line Graph [Table Text Block]
Table Summary
	Multi-Hedge Strategies Fund	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,056	$11,790	$10,600
6/30/18	$9,892	$13,484	$10,862
6/30/19	$10,265	$14,889	$10,650
6/30/20	$10,809	$16,006	$10,979
6/30/21	$12,264	$22,536	$12,298
6/30/22	$11,862	$20,144	$11,669
6/30/23	$11,850	$24,091	$11,822
6/30/24	$12,364	$30,006	$12,462
6/30/25	$11,502	$34,556	$13,054
6/30/26	$12,622	$42,271	$14,315

AssetsNet	$ 27,170,502
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$27,170,502 Total Number of Portfolio Holdings349 Portfolio Turnover Rate78%
Holdings [Text Block]

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-7.7%
Interest Rate Futures Contracts Sold Short	-53.3%
OTC Custom Basket Swap Agreements Sold Short	-25.7%
Commodity Futures Contracts Sold Short	-17.5%
Currency Futures Contracts Sold Short	-15.7%
Equity Futures Contracts Sold Short	-4.8%
Closed-End Mutual Funds	5.3%
Currency Futures Contracts Purchased	12.7%
Interest Rate Futures Contracts Purchased	16.5%
Equity Futures Contracts Purchased	16.5%
Commodity Futures Contracts Purchased	19.7%
Common Stocks	20.4%
OTC Custom Basket Swap Agreements	40.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	9.1%
Guggenheim Ultra Short Income ETF	4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.0%
Chart Industries, Inc.	1.8%
Janus Henderson Group plc	1.0%
DigitalBridge Group, Inc.	1.0%
Kenvue, Inc.	1.0%
International Money Express, Inc.	1.0%
Organon & Co.	0.9%
Sila Realty Trust, Inc. REIT	0.9%
Total	23.5%

Material Fund Change [Text Block]
C000010379
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$70	1.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 70
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

During the reporting period, the U.S. Federal Open Market Committee kept short term interest rates unchanged. The committee noted throughout the reporting period that the economy continued to expand, and the unemployment rate had seen little change. Inflation has remained elevated above the committee’s 2 percent goal due to increases in prices in certain sectors. By the end of the reporting period, markets were pricing in over one 25 basis point (one basis point equals 0.01%) hike through the end of 2026.

AssetsNet	$ 41,144,877
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$41,144,877 Total Number of Portfolio Holdings18 Portfolio Turnover Rate-%
Holdings [Text Block]

Holdings Diversification (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Federal Home Loan Bank - Federal Agency Notes	9.7%
U.S. Treasury Bills	15.5%
Federal Farm Credit Bank - Federal Agency Notes	17.4%
Federal Home Loan Bank - Federal Agency Discount Notes	17.9%
Repurchase Agreements	39.8%

Material Fund Change [Text Block]